Long-Term Debt - Summary of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)	$ 60,764	$ 58,002
MUB
Debt Instrument [Line Items]
Discounted liability to MUFG	$ 2,300	2,200
Medium-term notes
Debt Instrument [Line Items]
Weighted-average interest rate	4.60%
Federal Home Loan Bank advances
Debt Instrument [Line Items]
Weighted-average interest rate	4.41%
Bank notes
Debt Instrument [Line Items]
Weighted-average interest rate	3.44%
U.S. Bancorp (Parent Company)
Debt Instrument [Line Items]
Long-term debt	$ 37,057	35,257
U.S. Bancorp (Parent Company) | Other
Debt Instrument [Line Items]
Long-term debt	$ 2,385	2,000
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 7.500%, Maturity 2026
Debt Instrument [Line Items]
Rate	7.50%
Long-term debt	$ 199	199
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 3.100%, Maturity 2026
Debt Instrument [Line Items]
Rate	3.10%
Long-term debt	$ 1,000	1,000
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 3.000%, Maturity 2029
Debt Instrument [Line Items]
Rate	3.00%
Long-term debt	$ 1,000	1,000
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 4.967%, Maturity 2033
Debt Instrument [Line Items]
Rate	4.967%
Long-term debt	$ 1,300	1,300
U.S. Bancorp (Parent Company) | Fixed | Subordinated notes, 2.491%, Maturity 2036
Debt Instrument [Line Items]
Rate	2.491%
Long-term debt	$ 1,300	1,300
U.S. Bancorp (Parent Company) | Fixed | Medium-term notes
Debt Instrument [Line Items]
Long-term debt	$ 29,285	27,939
U.S. Bancorp (Parent Company) | Fixed | Medium-term notes | Minimum
Debt Instrument [Line Items]
Rate	1.375%
U.S. Bancorp (Parent Company) | Fixed | Medium-term notes | Maximum
Debt Instrument [Line Items]
Rate	6.787%
U.S. Bancorp (Parent Company) | Floating | Medium-term notes
Debt Instrument [Line Items]
Rate	2.866%
Long-term debt	$ 588	519
Subsidiaries
Debt Instrument [Line Items]
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)	23,707	22,745
Subsidiaries | Other
Debt Instrument [Line Items]
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)	2,668	1,977
Subsidiaries | Fixed | Federal Home Loan Bank advances
Debt Instrument [Line Items]
Long-term debt	$ 11,550	12,550
Subsidiaries | Fixed | Federal Home Loan Bank advances | Minimum
Debt Instrument [Line Items]
Rate	1.86%
Subsidiaries | Fixed | Federal Home Loan Bank advances | Maximum
Debt Instrument [Line Items]
Rate	5.26%
Subsidiaries | Fixed | Bank notes
Debt Instrument [Line Items]
Long-term debt	$ 3,097	3,405
Subsidiaries | Fixed | Bank notes | Minimum
Debt Instrument [Line Items]
Rate	3.966%
Subsidiaries | Fixed | Bank notes | Maximum
Debt Instrument [Line Items]
Rate	5.55%
Subsidiaries | Floating | Federal Home Loan Bank advances
Debt Instrument [Line Items]
Long-term debt	$ 3,500	3,000
Subsidiaries | Floating | Federal Home Loan Bank advances | Minimum
Debt Instrument [Line Items]
Rate	4.13%
Subsidiaries | Floating | Federal Home Loan Bank advances | Maximum
Debt Instrument [Line Items]
Rate	4.59%
Subsidiaries | Floating | Bank notes
Debt Instrument [Line Items]
Long-term debt	$ 2,892	$ 1,813
Subsidiaries | Floating | Bank notes | Minimum
Debt Instrument [Line Items]
Rate	0.00%
Subsidiaries | Floating | Bank notes | Maximum
Debt Instrument [Line Items]
Rate	4.564%